Pensions and Other Postretirement Benefits (Details 6) - Defined Benefit Pension Plans [Member] - USD ($) $ in Millions	Apr. 30, 2016	Apr. 30, 2015
Additional information related to the Company's defined benefit pension plans
Accumulated benefit obligation for all pension plans	$ 697.5	$ 691.8
Plans with an accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	697.5	481.6
Fair value of plan assets	505.6	337.8
Plans with a projected benefit obligation in excess of plan assets:
Projected benefit obligation	745.9	669.3
Fair value of plan assets	$ 505.6	$ 477.3